Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of effect of the restatement on each financial statement
	As Previously Reported	Adjustment	As Restated
Consolidated Balance Sheet as of December 31, 2020
Warrant liabilities	$–	$143,295	$143,295
Total liabilities	14,822	143,295	158,117
Additional paid-in capital	425,364	(108,280)	317,084
Accumulated deficit	(93,186)	(35,015)	(128,201)
Total stockholders’ equity	332,191	(143,295)	188,896

Consolidated Statement of Operations for the Year Ended December 31, 2020
Change in fair value of warrant liabilities	$–	$35,015	$35,015
Net loss	(25,591)	(35,015)	(60,606)
Basic and diluted weighted average shares outstanding	(0.30)	(0.42)	(0.72)

Consolidated Statement of Cash Flows for Year Ended December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(25,591)	$(35,015)	$(60,606)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	–	35,015	35,015
Non-Cash Investing and Financing Activities:
Initial measurement of warrants assumed in connection with the Business Combination accounted for as liabilities	–	108,280	108,280